Goodwill - Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 116,168	$ 113,010
United States [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	33,562	33,578
Rest of North America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,022	1,981
Mexico [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	14,543	12,823
Colombia [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	14,588	12,692
Rest of Middle Americas [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	23,904	23,242
Brazil [Member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,798	3,508
Rest of South America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,294	1,249
Europe [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,141	2,081
South Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	8,558	9,551
Rest of Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	4,899	5,131
China [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,960	3,119
Rest of Asia Pacific [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,341	3,505
Global Export and Holding Companies [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 559	$ 549